Income Taxes - Schedule of Deferred Income Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets:
Federal net operating loss carryforwards	$ 26,721	$ 27,847
State net operating loss carryforwards	4,703	5,133
Deferred tax assets, Operating lease liabilities	1,284	0
Other	2,762	1,892
Gross deferred tax asset	35,470	34,872
Valuation allowance	(33,336)	(34,011)
Deferred Tax Assets, Net of Valuation Allowance	2,134	871
Deferred tax liabilities:
Deferred Tax Liabilities Operating lease Right Of Use Asset	(1,187)	0
Property and equipment	(874)	(865)
Other	(73)	(6)
Gross deferred tax liability	(2,134)	(871)
Net deferred income taxes	$ 0	$ 0